International Disciplined Value Series
International Disciplined Value Series<br/><br/>Summary Section
Investment Goal
To provide competitive returns consistent with the broad non-U.S. equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the table or the Example below.
INTERNATIONAL DISCIPLINED VALUE SERIES<br/><br/>Shareholder Fees (fees paid<br/>directly from your investment)
Shareholder Fees - International Disciplined Value Series - USD ($)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Disciplined Value Series		CLASS S	CLASS I
Management Fees		0.45%	0.45%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.45%	0.20%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.20%	0.20%
Total Annual Fund Operating Expenses		0.90%	0.65%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[3]	0.85%	0.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.60% of each Class's average daily net assets. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of the shareholder services fee, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of the shareholder services fee, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - International Disciplined Value Series - USD ($)	AFTER 1 YEAR	AFTER 3 YEARS
CLASS S	87	271
CLASS I	61	192

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Advisor seeks to construct a portfolio that provides competitive returns consistent with the broad non-U.S. equity market while also providing a level of capital protection during sustained market downturns. The Series invests in stocks of foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks of non-U.S. companies. Under normal circumstances, the Series expects to be invested in a minimum of three countries. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States. The Series invests primarily in the common stocks of mid- to large- capitalization companies (generally companies with market capitalizations at the time of purchase within the market capitalization range of the companies comprising the Russell 1000® Value Index).

In selecting securities for the Series, the Advisor uses a systematic process to identify stocks of companies that it believes are undervalued in the market, based on factors such as free cash flow generation and earnings power, and that meet other investment criteria relating to minimum dividend yield, dividend sustainability, and financial health. The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. Although stocks may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will primarily take place twice a year. The Advisor expects to review the portfolio and implement most of the rebalancing on an annual basis, with a second review and smaller rebalance later in the year.
Principal Risks of Investing in the Series
As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Market risk — Because the fund invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Investment style risk — Investing primarily in dividend-paying common stocks may cause the Series to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

The Advisor’s judgments regarding the systematic approach used to select stocks may prove to be incorrect. In addition, the Advisor’s approach to value investing, or value investing in general, may go in and out of favor in the market. These risks may cause the Series to underperform its benchmark or funds with other investment styles.

The Advisor will make modifications to the Series’ portfolio primarily twice a year. Accordingly, the Advisor does not intend to make frequent changes to the Series’ portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series' performance could be reduced to the extent its portfolio is holding large-cap stocks.

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.